Concentration of Revenues and Cost of Revenue	12 Months Ended
Dec. 31, 2024
Concentration of Revenues and Cost of Revenue [Abstract]
CONCENTRATION OF REVENUES AND COST OF REVENUE

NOTE 3 — CONCENTRATION OF REVENUES AND COST OF REVENUE

Concentration of major customers and suppliers:

	For the years ended December 31,
	2022		2023		2024
Major customers representing more than 10% of the Company’s revenues
Customer A	$58,052,525	59.66%	$105,392,369	75.27%	$34,217,896	39.26%
Total Revenues	$58,052,525	59.66%	$105,392,369	75.27%	$34,217,896	39.26%
	As of December 31,
	2022		2023		2024
Major customers of the Company’s accounts receivable Company A	$8,300,450	74.69%	$10,924,906	54.22%	$5,865,781	45.42%
Total	$8,300,450	74.69%	$10,924,906	54.22%	$5,865,781	45.42%

Accounts receivable from the Company’s major customers accounted for 74.69%, 54.22% and 45.42% of total accounts receivable balances as of December 31, 2022, 2023 and 2024, respectively.

	For the years ended December 31,
	2022		2023		2024
Major suppliers representing more than 10% of the Company’s cost of revenue
Supplier A	$12,092,238	13.59%	$17,607,050	13.83%	$9,201,146	11.00%
Supplier B	8,326,759	9.36%	16,554,141	13.01%	4,428,406	5.29%
Supplier C	9,677,661	10.87%	5,986,829	4.70%	7,088,940	8.48%
Supplier D	4,217,513	4.74%	8,695,475	6.83%	12,574,008	15.03%
Total Cost of Revenue	$34,314,171	38.56%	$48,843,495	38.37%	$33,292,500	39.80%

	As of December 31,
	2022		2023		2024
Major suppliers of the Company’s accounts payable
Supplier A	$1,950,655	16.39%	$2,509,747	13.46%	$2,084,994	18.09%
Supplier B	688,996	5.79%	1,017,198	5.46%	335,049	2.91%
Supplier C	790,697	6.64%	827,832	4.44%	861,039	7.47%
Supplier D	684,115	5.75%	1,161,664	6.23%	1,156,233	10.03%
Total	4,114,463	34.57%	$5,516,441	29.59%	$4,437,315	38.50%

Accounts payable from the Company’s major suppliers accounted for 34.57%, 29.59% and 38.50% of total accounts payable balances as of December 31, 2022, 2023 and 2024, respectively.